INVESTMENTS IN ASSOCIATES - MTS Belarus (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Non-current assets	₽ 405,038	₽ 453,476
Current assets	146,032	90,994
Liabilities
Non-current liabilities	(270,194)	(272,977)
Current liabilities	(156,671)	(127,545)
Statement of profit or loss
Revenue	(442,911)	(435,692)	₽ (426,639)
Net loss/(profit) for the year	(56,590)	(48,450)	(47,404)
Total comprehensive loss (income) for the year	(53,766)	(30,643)	(45,732)
MTS Belarus
Assets
Non-current assets	9,819	9,414
Current assets	8,117	6,800
Liabilities
Non-current liabilities	(703)	0
Current liabilities	(9,764)	(7,433)
Total identifiable net assets attributable to the Group	₽ 7,469	₽ 8,781
Percentage of ownership in associate	49.00%	49.00%
The Group's share of identifiable net assets	₽ 3,660	₽ 4,303
Carrying amount of the Group's interest	3,660	4,303
Statement of profit or loss
Revenue	(23,037)	(22,256)	(20,886)
Net loss/(profit) for the year	(6,552)	(6,356)	(7,054)
The Group's share of the loss (profit) of the associate for the year	(3,210)	(3,115)	(3,456)
Other comprehensive loss for the year (currency translation adjustment)	525	2,292	3,110
Total comprehensive loss (income) for the year	(6,027)	(4,064)	(3,944)
The Group's share of total comprehensive loss (income) of the associate for the year	(2,953)	(1,991)	(1,933)
Dividends received	₽ 3,590	₽ 2,795	₽ 3,269